UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-04367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Advisors, LLC One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-617-426-3750

Date of fiscal year end:	July 31

Date of reporting period:	October 31, 2009

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO
October 31, 2009 (Unaudited)	CMG Ultra Short Term Bond Fund

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes — 38.7%
BASIC MATERIALS — 1.2%
Chemicals — 1.2%
EI Du Pont de Nemours & Co.
	4.750% 11/15/12	3,000,000	3,213,747
Potash Corp. of Saskatchewan, Inc.
	7.750% 05/31/11	5,900,000	6,461,910
Chemicals Total			9,675,657
BASIC MATERIALS TOTAL			9,675,657
COMMUNICATIONS — 4.8%
Media — 1.2%
Comcast Corp.
	5.500% 03/15/11	1,500,000	1,577,514
	5.850% 01/15/10	1,500,000	1,513,901
Reed Elsevier Capital, Inc.
	0.629% 06/15/10 (12/15/09) (a)(b)	2,500,000	2,495,912
Time Warner, Inc.
	0.684% 11/13/09 (a)	2,000,000	2,000,200
	5.500% 11/15/11	2,000,000	2,138,144
Media Total			9,725,671
Telecommunications — 3.6%
AT&T, Inc.
	6.250% 03/15/11	1,000,000	1,063,853
BellSouth Corp.
	4.750% 11/15/12	4,000,000	4,284,056
British Telecommunications PLC
	9.125% 12/15/10	2,000,000	2,153,780
Cellco Partnership / Verizon Wireless Capital LLC
	3.025% 05/20/11 (11/20/09) (a)(b)(c)	1,900,000	1,962,200
Cisco Systems, Inc.
	5.250% 02/22/11	3,000,000	3,163,104
Deutsche Telekom International Finance
	5.375% 03/23/11	1,675,000	1,754,196
France Telecom SA
	7.750% 03/01/11	3,500,000	3,783,339
New Cingular Wireless Services, Inc.
	7.875% 03/01/11	925,000	1,002,033
Telefonica Emisiones SAU
	0.809% 02/04/13 (11/04/09) (a)(b)	5,000,000	4,902,960

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
COMMUNICATIONS — (continued)
Verizon Wireless Capital LLC
	3.750% 05/20/11 (c)	4,000,000	4,134,944
Telecommunications Total			28,204,465
COMMUNICATIONS TOTAL			37,930,136
CONSUMER CYCLICAL — 0.4%
Retail — 0.4%
CVS Caremark Corp.
	1.802% 09/10/10 (12/10/09) (a)(b)	1,725,000	1,739,630
	5.750% 08/15/11	1,000,000	1,075,684
Retail Total			2,815,314
CONSUMER CYCLICAL TOTAL			2,815,314
CONSUMER NON-CYCLICAL — 7.4%
Agriculture — 0.3%
Altria Group, Inc.
	7.125% 06/22/10	2,300,000	2,377,170
Agriculture Total			2,377,170
Beverages — 1.0%
Anheuser-Busch Companies, Inc.
	6.000% 04/15/11	3,500,000	3,682,437
SABMiller PLC
	6.200% 07/01/11 (c)	4,000,000	4,258,532
Beverages Total			7,940,969
Cosmetics/Personal Care — 0.3%
Avon Products, Inc.
	5.125% 01/15/11	1,500,000	1,551,132
Procter & Gamble International Funding SCA
	0.478% 05/07/10 (11/07/09) (a)(b)	1,000,000	999,051
Cosmetics/Personal Care Total			2,550,183
Food — 1.9%
Campbell Soup Co.
	6.750% 02/15/11	2,000,000	2,142,388
ConAgra Foods, Inc.
	6.750% 09/15/11	3,500,000	3,816,211
HJ Heinz Finance Co.
	6.000% 03/15/12	1,000,000	1,081,575
	6.625% 07/15/11	1,000,000	1,084,317
Kellogg Co.
	6.600% 04/01/11	2,000,000	2,151,086
Kraft Foods, Inc.
	4.125% 11/12/09	1,000,000	1,000,731

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (continued)
	5.625% 11/01/11	1,000,000	1,067,143
Safeway, Inc.
	6.500% 03/01/11	2,820,000	2,988,078
Food Total			15,331,529
Healthcare Services — 1.2%
Roche Holdings, Inc.
	4.500% 03/01/12 (c)	5,000,000	5,287,790
UnitedHealth Group, Inc.
	0.472% 06/21/10 (12/21/09) (a)(b)	2,000,000	1,992,606
WellPoint, Inc.
	4.250% 12/15/09	1,800,000	1,807,142
Healthcare Services Total			9,087,538
Pharmaceuticals — 2.7%
Abbott Laboratories
	5.600% 05/15/11	3,000,000	3,204,684
Eli Lilly & Co.
	3.550% 03/06/12	1,000,000	1,047,013
Express Scripts, Inc.
	5.250% 06/15/12	3,500,000	3,728,438
Merck & Co., Inc.
	1.875% 06/30/11	5,000,000	5,063,200
Pfizer, Inc.
	4.450% 03/15/12	5,000,000	5,302,005
Wyeth
	6.950% 03/15/11	3,000,000	3,231,993
Pharmaceuticals Total			21,577,333
CONSUMER NON-CYCLICAL TOTAL			58,864,722
ENERGY — 2.6%
Oil & Gas — 1.8%
Amerada Hess Corp.
	6.650% 08/15/11	4,500,000	4,845,249
Conoco Funding Co.
	6.350% 10/15/11	3,000,000	3,297,960
Premcor Refining Group, Inc.
	6.125% 05/01/11	1,000,000	1,050,189
Shell International Finance BV
	1.300% 09/22/11	4,000,000	4,021,500
Valero Energy Corp.
	6.875% 04/15/12	1,000,000	1,089,554
Oil & Gas Total			14,304,452

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
ENERGY — (continued)
Oil & Gas Services — 0.4%
Weatherford International, Inc.
	5.950% 06/15/12	3,000,000	3,226,641
Oil & Gas Services Total			3,226,641
Pipelines — 0.4%
Kinder Morgan Energy Partners LP
	7.125% 03/15/12	3,200,000	3,490,720
Pipelines Total			3,490,720
ENERGY TOTAL			21,021,813
FINANCIALS — 16.7%
Banks — 9.4%
American Express Centurion Bank
	5.200% 11/26/10	1,750,000	1,815,123
Capital One Financial Corp.
	5.700% 09/15/11	2,000,000	2,112,102
Citibank N.A.
	1.375% 08/10/11 (d)	5,000,000	5,033,555
Citigroup, Inc.
	4.125% 02/22/10	850,000	857,459
	4.625% 08/03/10	997,000	1,018,898
	5.250% 02/27/12	3,500,000	3,644,343
Comerica Bank
	0.333% 06/30/10 (11/30/09) (a)(b)	2,000,000	1,980,984
	0.557% 08/24/11 (11/24/09) (a)(b)	1,000,000	957,106
Comerica, Inc.
	0.452% 07/27/10 (01/27/10) (a)(b)	1,600,000	1,599,182
Commonwealth Bank of Australia
	2.750% 10/15/12 (c)	5,295,000	5,327,840
Deutsche Bank AG
	4.875% 05/20/13	625,000	667,578
Goldman Sachs Group, Inc.
	0.383% 06/28/10 (12/29/09) (a)(b)	3,000,000	3,000,234
	0.651% 02/06/12 (11/06/09) (a)(b)	1,000,000	988,867
	0.692% 08/05/11 (11/05/09) (a)(b)	4,000,000	3,986,096
JPMorgan Chase & Co.
	0.454% 01/17/11 (01/17/10) (a)(b)	1,100,000	1,094,859
	4.600% 01/17/11	750,000	771,282
Key Bank N.A.
	7.000% 02/01/11	500,000	521,634

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Korea Development Bank
	4.625% 09/16/10	4,000,000	4,077,480
Morgan Stanley
	0.534% 01/18/11 (01/19/10) (a)(b)	1,000,000	991,499
	5.050% 01/21/11	5,000,000	5,182,740
National Australia Bank Ltd.
	8.600% 05/19/10	2,000,000	2,086,082
National City Bank/Cleveland OH
	4.250% 01/29/10	1,800,000	1,807,834
PNC Funding Corp.
	7.500% 11/01/09	1,500,000	1,500,000
Rabobank Nederland NV
	2.650% 08/17/12 (c)	2,850,000	2,884,425
Royal Bank of Canada
	2.250% 03/15/13	3,000,000	3,002,247
State Street Bank & Trust Co.
	1.850% 03/15/11	2,650,000	2,688,592
State Street Corp.
	2.150% 04/30/12	1,200,000	1,221,353
Suncorp-Metway Ltd.
	0.668% 12/17/10 (12/17/09) (a)(b)(c)	3,000,000	3,007,572
U.S. Bancorp
	2.250% 03/13/12	1,000,000	1,025,194
Union Planters Corp.
	4.375% 12/01/10	1,700,000	1,691,078
Wachovia Bank N.A.
	7.800% 08/18/10	1,485,000	1,559,070
Wells Fargo & Co.
	0.645% 08/20/10 (11/20/09) (a)(b)	4,000,000	4,001,196
	3.000% 12/09/11	1,000,000	1,038,162
	4.625% 08/09/10	1,000,000	1,030,288
Westpac Banking Corp.
	0.532% 01/25/10 (a)(c)	772,000	772,296
Banks Total			74,944,250
Diversified Financial Services — 5.1%
American Express Credit Corp.
	0.396% 10/04/10 (11/04/09) (a)(b)	1,150,000	1,143,497
American Honda Finance Corp.
	0.453% 03/27/12 (12/29/09) (a)(b)(c)	3,000,000	2,923,887
	5.125% 12/15/10 (c)	4,550,000	4,716,148
Bear Stearns Companies LLC
	4.500% 10/28/10	4,000,000	4,142,184

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
	4.550% 06/23/10	1,000,000	1,025,405
Capital One Bank
	5.750% 09/15/10	2,750,000	2,821,365
Caterpillar Financial Services Corp.
	4.850% 12/07/12	4,000,000	4,263,240
Credit Suisse USA, Inc.
	0.538% 03/02/11 (12/02/09) (a)(b)	4,000,000	4,000,168
	6.125% 11/15/11	3,000,000	3,267,846
General Electric Capital Corp.
	0.332% 01/26/11 (01/26/10) (a)(b)	1,000,000	992,579
	0.933% 02/01/11 (11/02/09) (a)(b)	4,977,000	4,955,544
HSBC Finance Corp.
	0.674% 08/09/11 (11/09/09) (a)(b)	850,000	829,715
International Lease Finance Corp.
	4.875% 09/01/10	2,000,000	1,912,892
National Rural Utilities Cooperative Finance Corp.
	5.350% 01/15/11	525,000	540,337
	7.250% 03/01/12	2,000,000	2,222,308
Principal Life Global Funding I
	6.250% 02/15/12 (c)	1,000,000	1,047,101
Diversified Financial Services Total			40,804,216
Insurance — 1.5%
Berkshire Hathaway Finance Corp.
	0.584% 01/11/11 (01/11/10) (a)(b)	1,500,000	1,501,524
MetLife, Inc.
	6.125% 12/01/11	1,000,000	1,077,473
Metropolitan Life Global Funding I
	0.480% 05/17/10 (11/17/09) (a)(b)(c)	3,000,000	2,994,387
Principal Life Income Funding Trusts
	5.300% 12/14/12	5,000,000	5,327,265
Prudential Financial, Inc.
	5.100% 12/14/11	800,000	841,755
Insurance Total			11,742,404
Real Estate Investment Trusts — 0.4%
Duke Realty LP
	6.950% 03/15/11	320,000	326,060
Simon Property Group LP
	4.875% 08/15/10	2,500,000	2,558,970
Real Estate Investment Trusts Total			2,885,030

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Savings & Loans — 0.3%
Wachovia Mortgage FSB
	4.125% 12/15/09	2,000,000	2,007,722
Savings & Loans Total			2,007,722
FINANCIALS TOTAL			132,383,622
INDUSTRIALS — 1.5%
Aerospace & Defense — 0.7%
Lockheed Martin Corp.
	8.200% 12/01/09	2,500,000	2,513,092
United Technologies Corp.
	4.375% 05/01/10	1,000,000	1,021,101
	6.350% 03/01/11	1,750,000	1,868,323
Aerospace & Defense Total			5,402,516
Machinery — 0.1%
John Deere Capital Corp.
	0.931% 08/19/10 (11/19/09) (a)(b)	1,000,000	1,002,825
Machinery Total			1,002,825
Miscellaneous Manufacturing — 0.4%
3M Co.
	5.125% 11/06/09	1,500,000	1,500,423
Tyco International Group SA
	6.375% 10/15/11	2,000,000	2,160,230
Miscellaneous Manufacturing Total			3,660,653
Transportation — 0.3%
Burlington Northern Santa Fe Corp.
	7.125% 12/15/10	2,000,000	2,121,700
Transportation Total			2,121,700
INDUSTRIALS TOTAL			12,187,694
INFORMATION TECHNOLOGY — 0.3%
IT Services — 0.3%
Oracle Corp.
	5.000% 01/15/11	2,000,000	2,093,934
IT Services Total			2,093,934
INFORMATION TECHNOLOGY TOTAL			2,093,934

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
TECHNOLOGY — 0.4%
Computers — 0.4%
Hewlett-Packard Co.
	2.250% 05/27/11	3,000,000	3,058,437
Computers Total			3,058,437
TECHNOLOGY TOTAL			3,058,437
UTILITIES — 3.4%
Electric — 3.1%
American Electric Power Co., Inc.
	5.375% 03/15/10	2,000,000	2,032,480
Consolidated Edison Co. of New York, Inc.
	7.150% 12/01/09	500,000	502,502
	7.500% 09/01/10	2,210,000	2,330,697
Detroit Edison Co.
	6.125% 10/01/10	4,000,000	4,184,036
Duke Energy Carolinas LLC
	4.500% 04/01/10	1,000,000	1,015,606
Entergy Corp.
	7.750% 12/15/09 (c)	5,000,000	5,002,465
Midamerican Energy Holdings Co.
	3.150% 07/15/12	1,500,000	1,530,758
Oncor Electric Delivery Co.
	6.375% 05/01/12	4,000,000	4,345,872
Southern Co.
	5.300% 01/15/12	3,500,000	3,754,012
Electric Total			24,698,428
Gas — 0.3%
Sempra Energy
	7.950% 03/01/10	2,000,000	2,045,670
Gas Total			2,045,670
UTILITIES TOTAL			26,744,098

	Total Corporate Fixed-Income Bonds & Notes (cost of $304,702,585)		306,775,427
Asset-Backed Securities — 14.1%
American Express Issuance Trust
	4.020% 01/18/11	3,125,000	3,149,807
AmeriCredit Automobile Receivables Trust
	1.400% 11/17/12 (e)	2,700,000	2,699,870
	3.930% 10/06/11	129,508	131,092
	5.190% 11/06/11	4,972	4,975
	5.420% 08/08/11	578,161	588,283

		Par ($)	Value ($)
Asset-Backed Securities — (continued)
Bay View Auto Trust
	4.550% 02/25/14	27,895	27,969
	5.010% 06/25/14	83,474	84,515
BMW Vehicle Lease Trust
	2.040% 04/15/11	1,795,000	1,808,295
Capital Auto Receivables Asset Trust
	5.000% 04/15/11	1,874,629	1,897,246
	5.020% 09/15/11	4,543,961	4,623,733
Capital One Multi-Asset Execution Trust
	4.850% 02/18/14	5,000,000	5,256,240
Carmax Auto Owner Trust
	5.150% 02/15/11	114,286	114,520
Centex Home Equity
	6.540% 01/25/32 (a)	172,916	17,058
Chase Issuance Trust
	0.695% 09/17/12 (11/16/09) (a)(b)	4,400,000	4,407,026
	0.995% 06/15/12 (11/16/09) (a)(b)	2,000,000	2,006,830
Citibank Credit Card Issuance Trust
	5.500% 06/22/12	4,089,000	4,211,836
CitiFinancial Auto Issuance Trust
	1.830% 11/15/12 (c)	5,000,000	5,000,077
CNH Equipment Trust
	2.400% 05/16/11	2,733,355	2,739,300
	4.060% 10/17/11	575,000	581,934
	4.780% 07/16/12	6,000,000	6,118,141
Daimler Chrysler Auto Trust
	4.940% 03/08/11	202,110	202,656
Ford Credit Auto Owner Trust
	2.100% 11/15/11	5,850,000	5,897,032
	5.150% 11/15/11	4,805,494	4,913,742
GMAC Mortgage Corp. Loan Trust
	6.310% 05/25/36 (11/01/09) (a)(b)	37,173	35,867
Harley-Davidson Motorcycle Trust
	2.520% 05/15/12	661,000	667,598
	3.760% 12/17/12	699,559	700,522
Honda Auto Receivables Owner Trust
	1.500% 08/15/11	1,000,000	1,005,797
	2.220% 08/15/11	5,992,000	6,045,370
	3.770% 09/20/10	238,900	239,430
Household Automotive Trust
	5.280% 09/17/11	244,080	246,472
	5.300% 11/17/11	1,858,721	1,889,565
	5.430% 06/17/11	124,178	125,579

		Par ($)	Value ($)
Asset-Backed Securities — (continued)
Huntington Auto Trust
	3.480% 07/15/11 (c)	6,000,000	6,060,008
Hyundai Auto Receivables Trust
	5.040% 01/17/12	1,886,929	1,926,812
Long Beach Auto Receivables Trust
	4.972% 10/15/11	125,825	126,090
	5.170% 08/15/11	90,611	90,770
Nissan Auto Receivables Owner Trust
	2.940% 07/15/11	1,000,000	1,011,495
	3.920% 04/15/11	1,095,000	1,108,548
	5.030% 05/16/11	3,836,788	3,890,692
Nomura Asset Acceptance Corp.
	0.384% 01/25/36 (11/25/09) (a)(b)(c)	11,123	10,478
Peco Energy Transition Trust
	6.520% 12/31/10	5,500,000	5,691,151
Triad Auto Receivables Owner Trust
	5.260% 11/14/11	185,694	186,712
	5.410% 08/12/11	142,538	143,292
TXU Electric Delivery Transition Bond Co. LLC
	4.810% 11/17/14	650,000	687,270
USAA Auto Owner Trust
	4.160% 04/16/12	4,859,525	4,949,915
	4.280% 10/15/12	2,000,000	2,065,371
	4.900% 02/15/12	5,680,636	5,772,778
Volkswagen Auto Lease Trust
	3.410% 04/16/12	6,000,000	6,170,243
World Omni Auto Receivables Trust
	4.130% 03/15/11	519,491	525,535
	5.280% 01/17/12	3,874,087	3,950,234

	Total Asset-Backed Securities (cost of $111,883,025)		111,805,771
Collateralized Mortgage Obligations — 12.9%
AGENCY — 12.6%
Federal Home Loan Mortgage Corp.
	5.000% 05/15/26	67,975	68,747
	6.000% 09/15/27	2,429,844	2,505,258
Federal Home Loan Mortgage Corp. REMICS
	3.900% 08/15/30	1,639,881	1,680,671
	4.000% 07/15/28	1,000,000	1,029,353
	4.500% 11/15/16	89,667	90,916

		Par ($)	Value ($)
Collateralized Mortgage Obligations — (continued)
AGENCY — (continued)
	4.500% 02/15/17	1,181,347	1,216,711
	4.500% 08/15/25	288,422	289,423
	4.500% 05/15/29	4,245,611	4,336,506
	4.500% 11/15/29	4,437,502	4,534,783
	4.500% 07/15/34	12,620,317	12,977,520
	4.750% 05/15/31	3,218,428	3,289,828
	5.000% 11/15/15	30,692	30,924
	5.000% 02/15/16	144,782	146,605
	5.000% 05/15/22	6,541,358	6,805,137
	5.000% 08/15/25	262,126	267,042
	5.000% 11/15/29	3,486,609	3,583,311
	5.000% 10/15/30	10,446,486	10,921,285
	5.500% 02/15/24	20,648	20,686
	5.500% 11/15/26	9,719,761	9,974,886
	5.500% 07/15/27	7,437,337	7,636,554
Federal National Mortgage Association REMICS
	4.500% 09/25/16	1,000,000	1,039,250
	4.500% 07/25/21	2,993,200	3,069,306
	4.500% 02/25/28	3,043,933	3,071,606
	5.500% 11/25/26	385,374	393,888
	6.000% 02/25/27	5,997,362	6,156,726
	6.000% 01/25/29	2,556,362	2,682,978
	6.000% 12/25/29	7,000,000	7,172,355
	I.O.,
	4.500% 05/25/05	4,680,423	4,843,540
AGENCY TOTAL			99,835,795
NON - AGENCY — 0.3%
Axon Financial Funding Ltd.
	5.960% 04/04/17 (a)(c)(f)(g)(h)	1,750,000	17,500
Bear Stearns Alt-A Trust
	0.464% 12/25/46 (11/25/09) (a)(b)	631,198	50,598
Granite Master Issuer PLC
	0.405% 12/17/54 (11/17/09) (a)(b)(f)	750,000	247,500
Indymac Index Mortgage Loan Trust
	0.484% 04/25/37 (11/25/09) (a)(b)	273,668	29,486
JP Morgan Mortgage Trust
	5.500% 04/25/36	201,290	192,943
Kildare Securities Ltd.
	0.362% 12/10/43 (12/10/09) (a)(b)(c)	672,479	617,698
Leek Finance PLC
	0.402% 12/21/38 (12/21/09) (a)(b)(c)	1,343,880	1,007,711

		Par ($)	Value ($)
Collateralized Mortgage Obligations — (continued)
NON-AGENCY — (continued)
Washington Mutual, Inc.
	4.824% 10/25/35 (11/01/09) (a)(b)	379,047	330,020
	6.250% 07/25/36	12,378	12,251
NON - AGENCY TOTAL			2,505,707

	Total Collateralized Mortgage Obligations (cost of $106,040,890)		102,341,502
Municipal Bonds — 10.5%
ALABAMA — 0.3%
AL University of Alabama
	Series 2008 B,
	LOC: Regions Bank
	1.200% 09/01/31 (11/05/09) (a)(b)	2,500,000	2,500,000
ALABAMA TOTAL			2,500,000
CALIFORNIA — 0.8%
CA Metropolitan Water District
	Series 2004 C,
	SPA: Dexia Credit Local
	0.220% 10/01/29 (11/05/09) (a)(b)	6,000,000	6,000,000
CALIFORNIA TOTAL			6,000,000
COLORADO — 0.3%
CO Housing & Finance Authority
	Series 2004 A-1,
	SPA: Dexia Credit Local
	0.400% 11/01/34 (11/04/09) (a)(b)	1,000,000	1,000,000
	Series 2007 B-1,
	SPA: Calyon Bank
	0.350% 10/01/38 (11/04/09) (a)(b)	1,500,000	1,500,000
COLORADO TOTAL			2,500,000
GEORGIA — 0.2%
GA Atlanta Metropolitan Rapid Transit Authority
	0.430% 11/03/09	1,360,000	1,360,000
GEORGIA TOTAL			1,360,000
IDAHO — 0.4%
ID Housing & Finance Association
	Series 2007 F-2,
	LIQ FAC: Lloyds TSB Bank PLC
	0.350% 01/01/39 (11/04/09) (a)(b)	3,200,000	3,200,000
IDAHO TOTAL			3,200,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
ILLINOIS — 0.2%
IL City of Chicago
	Series 2009,
	LOC: U.S. Bank N.A.
	1.340% 05/31/11 (07/08/10) (a)(b)	1,040,000	1,043,526
IL Municipal Electric Agency
	Series 2009,
	4.160% 02/01/13	750,000	786,697
ILLINOIS TOTAL			1,830,223
KANSAS — 0.1%
KS City of Olathe
	Diamant Boart, Inc.,
	Series 1997 B,
	LOC: Svenska Handelsbanken
	1.240% 03/01/27 (11/05/09) (a)(b)	1,000,000	1,000,000
KANSAS TOTAL			1,000,000
KENTUCKY — 0.4%
KY Housing Corp.
	Series 2007 J,
	SPA: Lloyds TSB Bank PLC
	0.600% 07/01/37 (11/05/09) (a)(b)	2,650,000	2,650,000
	Series 2007 O,
	SPA: Lloyds TSB Bank PLC
	0.600% 01/01/38 (11/05/09) (a)(b)	600,000	600,000
KENTUCKY TOTAL			3,250,000
LOUISIANA — 0.4%
LA Department of Airport Transportation
	0.300% 12/02/09	2,750,000	2,749,290
LA Public Facilities Authority
	Cleco Power LLC,
	Series 2008,
	7.000% 12/01/38 (12/01/11) (a)(b)	500,000	535,515
LOUISIANA TOTAL			3,284,805
MAINE — 0.6%
ME Housing Authority
	Series 2008 E1,
	SPA: Dexia Credit Local
	0.310% 11/15/32 (11/05/09) (a)(b)	5,000,000	5,000,000
MAINE TOTAL			5,000,000
MARYLAND — 0.3%
MD Community Development Administration
	Series 2006 G, AMT,
	SPA: State Street Bank & Trust Co.
	0.300% 09/01/40 (11/05/09) (a)(b)	2,800,000	2,800,000
MARYLAND TOTAL			2,800,000
MASSACHUSETTS — 0.9%
MA Commonwealth
	Series 2009 D,
	3.000% 07/01/11	4,000,000	4,147,040

		Par ($)	Value ($)
Municipal Bonds — (continued)
MASSACHUSETTS — (continued)
MA Housing Finance Agency
	Series 2009 E,
	3.390% 09/01/11	2,675,000	2,714,804
MASSACHUSETTS TOTAL			6,861,844
MICHIGAN — 0.5%
MI Housing Development Authority
	Series 2007 G,
	SPA: Bank of Nova Scotia
	0.350% 12/01/38 (11/04/09) (a)(b)	1,200,000	1,200,000
MI Wayne County Airport Authority
	Series 2008 C-1, AMT,
	LOC: Wachovia Bank N.A.
	0.270% 12/01/21 (11/05/09) (a)(b)	3,000,000	3,000,000
MICHIGAN TOTAL			4,200,000
MINNESOTA — 0.4%
MN Housing Finance Agency
	Series 2005 C, AMT,
	SPA: Lloyds TSB Bank PLC
	0.270% 01/01/35 (11/05/09) (a)(b)	3,500,000	3,500,000
MINNESOTA TOTAL			3,500,000
NEBRASKA — 0.1%
NE Public Power District
	Series 2009 B,
	4.135% 01/01/13	1,000,000	1,043,590
NEBRASKA TOTAL			1,043,590
NEW YORK — 0.8%
NY Mortgage Agency
	Series 2008, AMT,
	LOC: Dexia Credit Local
	0.380% 10/01/39 (11/04/09) (a)(b)	6,000,000	6,000,000
NEW YORK TOTAL			6,000,000
NORTH CAROLINA — 0.1%
NC Rowan County Industrial Facilities & Pollution Control Financing Authority
	Taylor Clay Products, Inc.,
	Series 2007 B,
	LOC: Wachovia Bank N.A.
	0.350% 04/01/22 (11/05/09) (a)(b)	560,000	560,000
NORTH CAROLINA TOTAL			560,000
PENNSYLVANIA — 0.8%
PA Chester County Health & Education Facilities Authority
	Barclay Friends,
	Series 1996 A
	LOC: Wachovia Bank N.A.
	0.420% 08/01/25 (11/04/09) (a)(b)	2,765,000	2,765,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
PENNSYLVANIA — (continued)
PA Luzerne County Industrial Development Authority
	Pennsummit Tabular LLC,
	Series 2006,
	LOC: Wachovia Bank N.A.
	0.350% 02/01/21 (11/05/09) (a)(b)	1,200,000	1,200,000
PA Turnpike Commission
	Series 2001 U,
	SPA: Dexia Credit Local
	0.250% 12/01/19 (11/05/09) (a)(b)	2,300,000	2,300,000
PENNSYLVANIA TOTAL			6,265,000
TEXAS — 1.2%
TX Department of Housing & Community Affairs
	Post Oak East Apartment,
	Series 2004 B,
	LIQ FAC: FNMA
	0.450% 08/15/37 (11/05/09) (a)(b)	600,000	600,000
	Series 2004 A,
	LIQ FAC: Dexia Credit Local
	0.300% 09/01/36 (11/04/09) (a)(b)	3,855,000	3,855,000
TX State
	Series 2004 I-C,
	SPA: Dexia Credit Local
	0.400% 12/01/18 (11/04/09) (a)(b)	4,720,000	4,720,000
TEXAS TOTAL			9,175,000
VIRGIN ISLAND — 0.8%
VI Virgin Islands Public Finance Authority
	Series 2009 A2,
	3.000% 10/01/11	6,650,000	6,677,464
VIRGIN ISLAND TOTAL			6,677,464
VIRGINIA — 0.1%
VA Arlington County Industrial Development Authority
	Lee Gardens Housing Corp.,
	Series 2005 B,
	LIQ FAC: FHLMC
	0.450% 02/01/16 (11/05/09) (a)(b)	610,000	610,000
VIRGINIA TOTAL			610,000
WASHINGTON — 0.8%
WA Housing Finance Commission
	Eagles Landing Apartments:
	Series 2006 A AMT,
	LIQ FAC: FNMA
	0.310% 08/15/39 (11/05/09) (a)(b)	3,365,000	3,365,000
	Series 2006 B,
	LIQ FAC: FNMA
	0.450% 08/15/39 (11/05/09) (a)(b)	670,000	670,000
	Elks-100 LLC,
	Series 2004 B,
	LIQ FAC: FNMA
	0.450% 01/15/38 (11/05/09) (a)(b)	630,000	630,000
	Merrill Gardens Queen Anne,

		Par ($)	Value ($)
Municipal Bonds — (continued)
WASHINGTON — (continued)
	Series 2004 B,
	LIQ FAC: FNMA
	0.420% 09/01/38 (11/05/09) (a)(b)	1,410,000	1,410,000
WASHINGTON TOTAL			6,075,000

	Total Municipal Bonds (cost of $83,511,468)		83,692,926

Government & Agency Obligations — 6.2%
FOREIGN GOVERNMENT OBLIGATIONS — 0.1%
Inter-American Development Bank
	1.500% 06/23/11	500,000	504,368
Svensk Exportkredit AB
	4.000% 06/15/10	500,000	510,711
FOREIGN GOVERNMENT OBLIGATIONS TOTAL			1,015,079
U.S. GOVERNMENT AGENCIES — 3.5%
Federal Farm Credit Bank
	2.750% 05/04/10	1,000,000	1,012,447
	4.500% 10/17/12	10,000,000	10,800,670
Federal Home Loan Bank
	3.375% 10/20/10	2,500,000	2,569,880
	3.375% 06/24/11	6,000,000	6,235,980
Federal Home Loan Mortgage Corp.
	3.500% 05/05/11	6,000,000	6,229,152
	4.000% 12/15/09	1,000,000	1,004,449
U.S. GOVERNMENT AGENCIES TOTAL			27,852,578
U.S. GOVERNMENT OBLIGATIONS — 2.6%
U.S. Treasury Notes
	0.875% 03/31/11	3,000,000	3,013,359
	0.875% 05/31/11	6,000,000	6,023,202
	1.000% 07/31/11	8,000,000	8,038,128
	1.375% 05/15/12	3,000,000	3,013,125
U.S. GOVERNMENT OBLIGATIONS TOTAL			20,087,814

	Total Government & Agency Obligations (cost of $48,785,957)		48,955,471

Mortgage-Backed Securities — 0.1%
Federal Home Loan Mortgage Corp.
	3.602% 02/01/36 (11/01/09) (a)(b)	818,032	827,696

		Par ($)	Value ($)
Mortgage-Backed Securities — (continued)
Federal National Mortgage Association
	3.916% 03/01/34 (11/01/09) (a)(b)	403,986	417,123

	Total Mortgage-Backed Securities (cost of $1,218,351)		1,244,819

Short-Term Obligations — 17.4%
CERTIFICATE OF DEPOSIT — 2.5%
Allied Irish Banks PLC/NY
	1.000% 01/11/10	10,000,000	10,014,590
Societe Generale/NY
	0.120% 11/02/09	10,000,000	9,999,967
CERTIFICATE OF DEPOSIT TOTAL			20,014,557
COMMERCIAL PAPER — 14.0%
Alaska Housing Finance Corp.
	0.750% 11/12/09	1,000,000	999,771
Amsterdam Funding Corp.
	0.110% 11/02/09	10,000,000	9,999,969
Atlantic Asset Securitization
	0.100% 11/02/09	10,000,000	9,999,972
Barton Capital Corp.
	0.260% 11/03/09	4,000,000	3,999,942
Cancara Asset Securitisation LLC
	0.320% 12/14/09	6,000,000	5,997,707
Chariot Funding LLC
	0.100% 11/02/09	1,200,000	1,199,997
Consolidated Edission Co.
	0.200% 11/02/09	5,000,000	4,999,972
Danske Corp.
	0.220% 12/11/09	10,000,000	9,997,556
General Electric Capital Corp.
	0.230% 12/29/09	5,000,000	4,997,833
Governor & Co. of the Bank of Ireland
	0.920% 01/14/10	10,000,000	10,013,500
Grampian Funding LLC
	0.380% 01/19/10	5,000,000	4,994,970
ID Housing Finance Association
	1.600% 01/06/10	2,500,000	2,492,625
Kraft Foods, Inc.
	0.320% 11/17/09	3,000,000	2,999,573
Lloyds Bank PLC
	0.120% 11/02/09	10,000,000	9,999,967
Safeway, Inc.
	0.280% 12/01/09	3,000,000	2,999,300

		Par ($)	Value ($)
Short-Term Obligations — (continued)
COMMERCIAL PAPER — (continued)
Sheffield Receivables Corp.
	0.260% 11/05/09	6,000,000	5,999,827
Starbird Funding Corp.
	0.270% 11/17/09	6,000,000	5,999,280
Toyota Motor Credit Corp.
	0.300% 11/05/09	600,000	599,980
Viacom, Inc.
	0.270% 11/04/09	2,000,000	1,999,955
Vodafone Group PLC
	0.200% 11/02/09	960,000	959,995
Windmill Funding Corp.
	0.110% 11/02/09	10,000,000	9,999,969
COMMERCIAL PAPER TOTAL			111,251,660
U.S. GOVERNMENT AGENCIES — 0.2%
Federal Home Loan Bank
	1.040% 03/03/10	1,000,000	999,664
U.S. GOVERNMENT AGENCIES TOTAL			999,664
U.S. GOVERNMENT OBLIGATIONS — 0.7%
U.S. Treasury Bills
	(i) 11/27/09	2,500,000	2,499,548
	0.664% 03/11/10	3,000,000	2,998,872
U.S. GOVERNMENT OBLIGATIONS TOTAL			5,498,420

	Total Short-Term Obligations (cost of $137,728,174)		137,764,301

	Total Investments — 99.9% (cost of $793,870,450)(j)(k)		792,580,217

	Other Assets & Liabilities, Net — 0.1%		825,063

	Net Assets — 100.0%		793,405,280

Notes to Investment Portfolio:

*Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Management establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•                  Level 1 — quoted prices in active markets for identical securities

•                  Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of October 31, 2009, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Corporate Fixed-Income Bonds & Notes	$—	$306,775,427	$—	$306,775,427
Total Asset-Backed Securities	—	109,105,901	2,699,870	111,805,771
Collateralized Mortgage Obligations
Agency	—	99,835,795	—	99,835,795
Non - Agency	—	2,488,207	17,500	2,505,707
Total Collateralized Mortgage Obligations	—	102,324,002	17,500	102,341,502
Total Municipal Bonds	—	83,692,926	—	83,692,926
Government & Agency Obligations
Foreign Government Obligations	—	1,015,079	—	1,015,079
U.S. Government Agencies	—	27,852,578	—	27,852,578
U.S. Government Obligations	20,087,814	—	—	20,087,814
Total Government & Agency Obligations	20,087,814	28,867,657	—	48,955,471
Total Mortgage-Backed Securities	—	1,244,819	—	1,244,819
Short Term Obligations
Certificate of Deposit	—	20,014,557	—	20,014,557
Commercial Paper	—	111,251,660	—	111,251,660
U.S. Government Agencies	—	999,664	—	999,664
U.S. Government Obligations	5,498,420	—	—	5,498,420
Total Short-Term Obligations	5,498,420	132,265,881	—	137,764,301
Total Investments	$25,586,234	$764,276,613	$2,717,370	$792,580,217

The following table reconciles asset balances for the three month period ending October 31, 2009, in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of July 31, 2009	Accrued Discounts/ Premiums	Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases (Sales)	Net Transfers into (out of) Level 3	Balance as of October 31, 2009
Asset-Backed Securities	$—	$—	$—	$—	$2,699,870	$—	$2,699,870
Collateralized Mortgage Obligations
Non - Agency	130,000	—	—	135,000	—	(247,500)	17,500
	$130,000	$—	$—	$135,000	$2,699,870	$(247,500)	$2,717,370

The information in the above reconciliation represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

(a)	The interest rate shown on floating rate or variable rate securities reflects the rate at October 31, 2009.

(b)	Parenthetical date represents the next reset date for the security.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2009, these securities, which are not illiquid except for the following, amounted to $57,033,059, which represents 7.2% of net assets.

Security	Acquisition Date	Par	Cost	Value
Axon Financial Funding Ltd., 5.960% 04/04/17	04/04/07	$1,750,000	$1,750,000	$17,500

(d)	Security is guaranteed by the Federal Deposit Insurance Corporation.

(e)	Security purchased on a delayed delivery basis.

(f)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

(g)	Security issued by a structured investment vehicle.

(h)	The issuer is in default of certain debt covenants. Income is not being accrued. At October 31, 2009, the value of this security amounted to $17,500, which represents less than 0.1% of net assets.

(i)	Zero coupon bond.

(j)	Cost for federal income tax purposes is $795,455,448.

(k)	Unrealized appreciation and depreciation at October 31, 2009 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$2,347,146	$(5,222,377)	$(2,875,231)

Acronym	Name
AMT	Alternative Minimum Tax
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
I.O.	Interest Only
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
REMICS	Real Estate Mortgage Investment Conduits
SPA	Stand-by Purchase Agreement

Item  2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	December 18, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	December 18, 2009

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer

Date	December 18, 2009